PGIM Laddered Nasdaq-100 Buffer 12 ETF Investment Strategy - PGIM Laddered Nasdaq-100 Buffer 12 ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with exposure to the stocks included in the Nasdaq-100 Index while attempting to limit downside risk by investing in a “laddered portfolio” of four PGIM Nasdaq-100 Buffer 12 ETFs (the “Underlying ETFs”). The Underlying ETFs seek to provide investors with limited protection against a decline in the large-cap (non-financial company) market, with an upside cap on capital appreciation over a specific period. The term “laddered portfolio” refers to the Fund’s investment in a series of Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. The rolling or “laddered” nature of the investments in the Underlying ETFs is intended to create diversification in respect of the investment time period over which an Underlying ETF must be held to achieve its target outcome compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy and does not have its own independent upside cap or downside buffer. Underlying ETFs Strategy Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded funds that provide exposure to securities included in the Nasdaq-100 Index®. Under normal market conditions, the Fund invests substantially all of its assets in the Underlying ETFs, generally in equal weights. The Underlying ETFs seek to provide investors with returns that match the price return of Invesco QQQ TrustSM, Series 1 (“QQQ”), up to a predetermined upside cap, while providing a downside buffer against the first 12% (before fees and expenses) of QQQ losses, generally over a one-year Target Outcome Period (defined below). The Fund and each Underlying ETF are advised by PGIM Investments LLC and subadvised by PGIM Quantitative Solutions LLC. QQQ is an exchange-traded unit investment trust that that will, under most circumstances, hold all of the stocks in the Nasdaq-100 Index®. Invesco Capital Management LLC serves as QQQ’s sponsor. As of its most recent prospectus, the investment objective of QQQ is to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index®. See “QQQ” below for more information. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “More About the Funds’ Principal and Non-Principal Strategies, Investments and Risks” for a discussion of the principal investment strategies of the Underlying ETFs. The Underlying ETFs invest substantially all of their assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the QQQ. FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce a targeted range of potential returns based upon the performance of an underlying security or index (in this case, QQQ). The target outcomes sought by the Underlying ETFs, which include a buffer against the first 12% (before fees and expenses) of QQQ losses and a cap on upside potential, are based on the price return of QQQ over an approximate one-year period beginning on the first day of the month for which each Underlying ETF is named and ending on the day before the one-year anniversary (the “Target Outcome Period”), although certain Underlying ETFs may have a shorter Target Outcome Period during their first year of operations. Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. See “Limited Buffer and Cap” below under “More About the Funds’ Principal and Non-Principal Strategies, Investments and Risks.” At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or are sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 90 days, one of the Underlying ETFs will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one Underlying ETF with FLEX Options expiring within three months, a second Underlying ETF with FLEX Options expiring within six months, a third Underlying ETF with FLEX Options expiring within nine months and a fourth Underlying ETF with FLEX Options expiring within twelve months. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of the investment time period and market level (meaning the price of QQQ at any given time) compared to the risk of holding only a single Underlying ETF for its Target Outcome Period and bearing the risks associated with a specific time period. Depending on when the Fund acquires shares of an Underlying ETF, even with a laddered approach, the cap and/or buffer of an Underlying ETF may be exhausted unless the Fund acquires shares at the beginning of a Target Outcome Period. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period of an Underlying ETF. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns are limited by the caps of the Underlying ETFs. When an investor purchases shares of a single Underlying ETF, such investor’s potential outcomes are limited by the Underlying ETF’s stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to a series of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund expects to continue to benefit from any increases in the value of QQQ (as caps are reset) and to benefit from any downside protection offered by the Underlying ETF buffers as they are periodically refreshed based on the price of QQQ at the time of the reset. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of QQQ. It also mitigates the risk of failing to benefit from an individual Underlying ETF buffer in cases where QQQ has depreciated below that specific buffer level. Approximately every 90 days, one of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors will have the ability to benefit from any appreciation in QQQ for future periods up to the respective caps of the Underlying ETFs and will have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage duration risks for investors. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund intends to generally rebalance its portfolio to equal weight (i.e., 25% per Underlying ETF) quarterly. The Fund also will acquire and dispose of shares of Underlying ETFs in connection with cash flows related to creation and redemption activity of the Fund between quarterly rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Underlying ETFs and QQQ Risk below. The current list of Underlying ETFs in the Fund’s portfolio can be found at https://www.pgim.com/investments/etf-buffer-fund. This reference to the website does not incorporate its contents into this prospectus. The Fund’s website provides, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it does not provide an investor in the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its buffer annually based on prevailing market conditions.